Principal activities and organization (Details 2) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
VIEs and VIEs' subsidiaries
Total assets		$ 28,288,732		¥ 160,373,518,000		¥ 184,054,966,000
Total liabilities		20,236,735		119,153,735,000		131,666,263,000
Total net revenues		55,689,371	¥ 362,331,754,000	258,289,947,000	¥ 181,042,300,000
Net cash provided by/(used in) operating activities		3,814,960	24,821,273,000	8,767,017,000	1,696,322,000
Net cash used in investing activities		(5,763,351)	(37,498,092,000)	(48,268,577,000)	(5,790,525,000)
Net cash provided by financing activities		2,956,363	19,234,985,000	40,699,471,000	4,700,273,000
Net increase/(decrease) in cash and cash equivalents		909,370	5,916,632,000	1,907,827,000	949,217,000
Cash and cash equivalents at beginning of year	¥ 17,863,868,000	3,038,854	19,771,695,000	17,863,868,000	16,914,651,000
Cash and cash equivalents at end of year		3,948,224	25,688,327,000	19,771,695,000	17,863,868,000
Redemption value accretion of the mezzanine equity			281,021,000	444,657,000	0
Registered capitals and PRC statutory reserves of the Group's consolidated VIEs		58		377,000		377,000
Total shareholders' deficit of the Group's VIEs and VIEs' subsidiaries		$ (3,417,397)		(21,860,345,000)		(22,234,609,000)
VIEs and their subsidiaries
VIEs and VIEs' subsidiaries
Total assets				6,729,295,000		19,281,227,000
Total liabilities				6,978,241,000		19,547,831,000
Total net revenues			15,926,297,000	4,338,450,000	3,100,744,000
Net loss			(115,318,000)	(8,366,000)	(214,011,000)
Net cash provided by/(used in) operating activities			1,188,220,000	118,007,000	(445,200,000)
Net cash used in investing activities			(10,117,516,000)	(4,708,901,000)	(58,135,000)
Net cash provided by financing activities			9,626,497,000	4,499,914,000	518,019,000
Net increase/(decrease) in cash and cash equivalents			697,201,000	(90,980,000)	14,684,000
Cash and cash equivalents at beginning of year	112,939,000		21,959,000	112,939,000	98,255,000
Cash and cash equivalents at end of year			¥ 719,160,000	21,959,000	¥ 112,939,000
Asset in the Group's VIEs and VIEs' subsidiaries that can be used only to settle their obligations except for registered capitals						0
Registered capitals and PRC statutory reserves of the Group's consolidated VIEs						1,035,877,000
Total shareholders' deficit of the Group's VIEs and VIEs' subsidiaries				¥ 248,946,000		¥ 266,604,000
JD Finance
VIEs and VIEs' subsidiaries
Ordinary shares with preferential rights issued	¥ 6,650,000,000